Note 6 - Vessels and Advances, Net (Details Textual)			1 Months Ended	12 Months Ended
	Jul. 17, 2019	Nov. 12, 2018 USD ($)	May 31, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Vessels Agreed to Acquire				4
Number of Vessels Delivered				3
Number of Vessels Ordered				5
Gain (Loss) on Sale Vessels				$ (19,589,000)	$ (3,071,000)	$ (4,856,000)
Vessel Held For Sale				4,908,000	4,838,000
Gain (Loss) on Assets Held for Sale				(2,495,000)	(101,000)	(2,379,000)
Vessels Impairment Loss				3,042,000	$ 0	$ 17,959,000
Impairment Loss Transferred From Deferred Charges				$ 1,548,000
Number of Vessels Provided as Collaterals to Secure Loans				45
Carrying Value of Vessels Provided as Collaterals to Secure Loans				$ 1,653,517,000
Number of Vessels Under Sale and Leaseback Transactions				4
Number of Vessels Under Share Purchase Agreement				5
Number of Unencumbered Vessels				6
Purchase from York [Member] | York [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	14,000
Number of Vessels Acquired	5
Asset Acquisition, Percentage of Assets	60.00%	60.00%
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Finite-lived Intangible Assets Acquired		$ 1,439,000
MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				9,403
Volans and Vulpecula [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,258
Vela [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,258
Michigan, Trader, Megalopolis, Marathopolis, Maersk Kleven and Maersk Kotka [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired					28,602
Number of Vessels Acquired					6
Triton, Titan, Talos, Taurus, and Theseus [Member] | Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		72,120
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Ordered			5
Approximate Twenty-foot Equivalet Units Measured on Each Vessel Ordered			12,690
Expected Charter Time of Vessels			10 years
MSC Koroni and Itea Vessels [Member]
Gain (Loss) on Sale Vessels					$ (3,071,000)
MSC Pylos [Member]
Vessel Held For Sale					4,838,000
Gain (Loss) on Assets Held for Sale					$ (101,000)
MSC Pylos, Piraeus, Sierra II (ex. MSC Sierra II), Reunion (ex. MSC Reunion) and Namibia II (ex. MSC Namibia II) [Member]
Gain (Loss) on Sale Vessels				$ (19,589,000)
Neapolis and Zagora [Member]
Vessel Held For Sale				4,908,000
Gain (Loss) on Assets Held for Sale				$ (2,495,000)
Number of Vessels Held for Sale				2